DEBT (Contractual Obligation, Fiscal Year Maturity Schedule Table 1) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shedule Of Long Term Debt Maturities Repayments Of Principal [Line Items]
Long-term Debt	$ 552,937	$ 439,651
Term Loan [Member] | INSW Facilities [Member]
Shedule Of Long Term Debt Maturities Repayments Of Principal [Line Items]
2018	24,063
2019	27,500
2020	27,500
2021	27,500
2022	440,000
Long-term Debt	$ 546,563